Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	$ 1,791		$ 7,728	$ 7,438
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in reinsurance recoverable	(15,646)		(12,329)	(20,943)
Change in premiums and accounts receivable	1,093		(1,165)	1,076
Change in deferred acquisition costs	(88)		134	328
Change in accrued investment income	109		(149)	(69)
Change in insurance policy reserves and expenses	14,132		30,700	9,027
Change in accounts payable and other liabilities	(853)		103	(982)
Change in commissions payable	(2,089)		297	(2,584)
Change in reinsurance balances payable	(245)		(701)	280
Change in funds held under reinsurance	(3)		(10)	36
Amortization of deferred gain on disposal of businesses	(480)		332	(424)
Change in income taxes	39		(238)	1,129
Net realized losses on investments	(299)		44	826
Goodwill impairment	0		790	924
Other	132		141	(211)
Net cash (used in) provided by operating activities	(2,407)		25,677	(4,149)
Sales of:
Fixed maturity securities available-for-sale	33,860		8,619	9,666
Equity securities available-for-sale	2,232		635	960
Other invested assets	380		431	397
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available-for-sale	10,147		6,140	4,851
Commercial mortgage loans on real estate	959		888	1,094
Purchase of:
Fixed maturity securities available-for-sale	(36,221)		(31,492)	(19,303)
Equity securities available-for-sale	(802)		(446)	(603)
Commercial mortgage loans on real estate	(975)		0	0
Change in short-term investments	(2,946)		3,726	2,979
Change in policy loans	(4)		(64)	(5)
Net cash provided by (used in) investing activities	6,630		(11,563)	36
Financing activities
Dividends paid	(4,381)		(15,000)	(4,399)
Net cash used in financing activities	(4,381)	[1]	(15,000)	(4,399)
Change in cash and cash equivalents	(158)		(886)	(8,512)
Cash and cash equivalents at beginning of period	1,921		2,807	11,319
Cash and cash equivalents at end of period	1,763		1,921	2,807
Supplemental information:
Income taxes paid, net of refunds	$ 260		$ 4,289	$ 2,788

[1]	During 2011, a $2,127 non-cash capital contribution in the form of a deferred tax asset was made from the Parent. See Note 7 for more information.